Income Taxes - Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Reconciliation Of Provision Of Income Taxes [Line Items]
Statutory Canadian tax rate	26.60%	26.60%	28.00%
Expected provision for (recovery of) income taxes from continuing operations	$ (1,908)	$ (324)	$ 425
Differences in income taxes resulting from:
Manufacturing and processing activities	781	0	0
Investment tax credits	(77)	(127)	(138)
Canadian tax rate differences	(82)	(125)	(21)
Change in unrecognized income tax benefits	0	(116)	0
Non-deductible goodwill impairment	0	84	90
Foreign tax rate differences	(10)	6	12
Other differences	(15)	10	(21)
Provision for (recovery of) income taxes	$ (1,311)	$ (592)	$ 347